Goodwill and Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 Solar Materials Unit [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2013 Solar Energy [Member]	Dec. 31, 2011 Solar Energy [Member]
Intangible Assets [Line Items]
Goodwill, Impairment Loss		$ 384.1	$ 0	$ 0	$ 440.5	$ 56.4	$ 384.1	$ 440.5	$ 0
Amortization of Intangible Assets			21.5	34.6	9.4
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	10.2
Impairment of Intangible Assets, Finite-lived			$ 1.4	$ 1.2	$ 6.6